ALPINE AUTO BROKERS, INC.
749 So. State Street
Salt Lake City, Utah 84111

September 1, 2015

Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington DC 20549
Attn: Mara L. Ransom, Assistant Director

Re:           Alpine Auto Brokers, Inc.
Pre-effective Amendment No. 1 to Registration Statement on Form S-1 Filed August 4, 2015
File No. 333-204161

Dear Ms. Ransom:

We have received your letter dated August 19, 2015 and have updated the Registration Statement and prepared the following responses to your comments.

Description of Business, Page 24

1.
We note your disclosure that “[you] have found that low mileage vehicles have greater demand and sell more easily than high mileage vehicles.” Please clarify the basis for this statement, including whether it is based on the personal experience of your sole officer alone

RESPONSE: The Description of Business page has been updated with the following language: “Our Officer believes that low mileage vehicles sell more easily than high mileage vehicles”

Presold Vehicles, page 26

2.	Please discuss any material risks associated with your presold vehicles business in the risk factors section of your prospectus.

RESPONSE: The following Risk Factor has been added:

Securities and Exchange Commission
September 1, 2015

Risks associated with presold vehicles.

Occasionally we act as a buying agent for a known customer in locating a vehicle for that customer at an agreed upon price.  When we do not collect the purchase price from the customer in advance of our purchase of the vehicle, we assume a general inventory risk for such vehicles since we must then purchase the vehicles with our own funds. If a customer fails to honor his “presold” commitment, we need to market the vehicle to other potential purchasers, and there is no guarantee that we will make a profit on the resale of the vehicle. In addition, we assume a general inventory ownership risk associated with possible damage to presold vehicles before they are delivered to customers.

Managements Discussion and Analysis of Financial Condition and results of operations

Results of operations for the Years ended December 31, 2013 and 2014, page 29

3.
We note your revisions to your discussion of results of operations in response to comment 12. Please revise your disclosure to include a discussion of the changes in results of operations for the year ended December 31, 2014 as compared to the year ended December 31, 2013. Also, as previously requested, please provide more insight to your investors regarding the underlying factors contributing to the increases or decreases in the components of your net income. As one example, explain why there were fewer vehicle sales in the later period. Refer to Item 303 of Regulation S-K

RESPONSE: The Results of Operation section has been updated with the following language:

Results of Operations for the years Ended December 31, 2013 and 2014

We generated $359,524 in revenue for the year ended December 31, 2014, as compared with $402,888 for the year ended December 31, 2013. The decrease is attributed to decreased revenue from fewer vehicles sold in the later period. The number of vehicles sold from year to year, and the prices of the vehicles sold fluctuate. This is due, in part, to the company’s belief, that it is more difficult to find bargain priced vehicles as the economy improves, so the Company purchased fewer vehicles for resale purposes in the later period.

Our cost of sales of $371,136 resulted in gross loss of $11,612 or 3% of our revenues for the year ended December 31, 2014, as compared with cost of sales of $390,217 and gross profit of $12,671 or 3.1% of our revenues for the same period ended 2013. Our cost of sales decreased in the later period because we purchased fewer vehicles in the later period. Our gross profit margin fluctuates according to certain variables.   Consumer demand at the retail level affects our retail pricing.  Supply and demand or availability at the auto auctions affects our cost of goods sold.  Also sales mix, economy versus luxury and gas guzzler versus gas miser, and the number of cars sold will affect gross profit.

Securities and Exchange Commission
September 1, 2015

We incurred $31,333 in operating expenses for the year ended December 31, 2014, as compared with $31,688 in operating expenses for the same period ended 2013.  Our compensation expense was $26,000 during both periods. Our General and Administrative expense was $5,333 in the year ended December 31, 2014, a decrease of $355 from the $5,688 of General and Administrative expense from the year ended December 31, 2013.

We recorded a net loss of $42,931 for the year ended December 31, 2014, compared to a net loss of $19,006 for the year ended December 31, 2013.  The increase in net loss was primarily due to the fact that our cost of sales exceeded revenues in the later period resulting in a gross loss in the later period.

Consolidated Statements of Operations, page F-3

4.
We note your response to comment 19 and your inclusion of earnings per share in the consolidated statements of operations for the six months ended June 30, 2015. Please revise your statements of operations for the years ended December 31, 2014 and 2013 to include earnings (loss) per share as well.

RESPONSE: Consolidated Statements of Operations, page F-3 as been updated to include earnings (loss) per share.

Note 1- Organizational History, page F-6

5.
We note your additions to your disclosure regarding your business in response to comment 20. As previously requested, please tell us how you determined that gross revenue recognition was appropriate as opposed to recognizing the net commission or fee retained as an agent. Refer to ASC 605-45-45 and discuss how each of the factors listed impacted your analysis.

RESPONSE: We note that according to ASC 605-45-45-1, it is a matter of judgment whether an entity should report revenue based on either of the following:
a)	The gross amount billed to a customer because it has earned revenue (as a principal) from the sale of the goods or services.

b)	The net amount retained (that is, the amount billed to the customer less the amount paid to a supplier) because it has earned a commission or fee as an agent.

Indicators to evaluate gross vs. net treatment include:
• The seller is the primary obligor in the transaction.
We are directly involved with our customers on a pre- and post-sale basis and they look to us as their primary source of contact.
• The seller has inventory risk (general inventory risk before customer order is placed or upon customer return or risk of loss after customer order or during shipping).
We buy the vehicles and hold all the risk in inventory until a buyer or customer has purchased the vehicle.

Securities and Exchange Commission
September 1, 2015

• The seller has latitude in establishing price.
We determine the price based on the market and cost to obtain the vehicle.
• The seller changes the product or performs part of the service.
We go to auctions and buy the vehicles, clean them up and get them ready for sale.
• The seller has discretion in supplier selection.
We decide where and from whom the vehicles will be purchased.
• The seller is involved in the determination of product or service specifications.
We have complete discretion in product and pricing.
• The seller has physical loss inventory risk.
We hold all the risk in inventory until the vehicles are sold and in the customer’s possession.
• The seller has credit risk.
We take the credit risk when a vehicle is purchase until it is sold to the customer.

Indicators of net treatment include:

• The seller is not the primary obligor.
We are the primary obligor therefore this clearly does not apply.
• The amount the seller earns is fixed.
There is no fixed amount that we earn. Sales vary by vehicle and the demand in the market and amount the customer is willing to pay.  Therefore this does not apply
• The seller does not have credit risk.  We have all the credit risk and no risk lies with the customer and thus does not apply.

In conclusion, we understand that there is significant judgment in determining whether gross or net presentation is applicable and we have provided a detailed analysis of the guidelines and indicators which support our conclusion of gross presentation. We are directly involved with our customers. We believe that we are the primary obligor in the arrangement. We believe we have inventory risk. We have discretion in pricing and credit risk. We have discretion in what vehicles are purchase and the amount of cleanup work to get them ready for sale.

Therefore, based on our application of the guidance contained in ASC 605, and reviews of speeches on this topic, in our judgment, we believe that we meet a majority of the factors for reporting our revenues on a gross basis. We do not meet any of the indicators for net revenue reporting. In light of these factors, we believe it is appropriate to record our revenues on a gross basis.

Consolidated Balance Sheets, page F-9

6.
We note that the disclosure regarding the common stock account that 20,000,000 shares are authorized at $0.00001 par value and that 6,000,000 and 5,000,000 shares are issued and outstanding at March 31, 2013 and December 31, 2012. This does not appear to agree with other information provided in your registration statement. Please revise or explain.

Securities and Exchange Commission
September 1, 2015

RESPONSE: We have updated our Consolidated Balance Sheets to be consistent with the information in our registration statement.

Consolidated Statement of Operations, page F-10

7.
Please revise to include the comparative interim period of the preceding fiscal year. Refer to Rule 8-03 of Regulation S-X. Please also apply this comment to your consolidated statements of cash flows.

RESPONSE: We have added comparative interim period financial information where requested.

In connection with the response to your comments, Alpine Auto Brokers, Inc. acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff Comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any additional questions, please do not hesitate to contact me.

Sincerely,

Alpine Auto Brokers, Inc.

/s/ Jason E. Wilkinson
Chief Executive Officer